Shareholder Report, Average Annual Return (Details)	12 Months Ended	49 Months Ended	53 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	5.54%		1.25%
Without Sales Load [Member] | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class (without sales charge)
Average Annual Return, Percent	5.23%	(2.78%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%		16.17%
S&P Global BMI (US Dollar - HEDGED) NTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global BMI (US Dollar - HEDGED) NTR
Average Annual Return, Percent	20.02%		13.21%
S&P Global Infrastructure Index HEDGED Net TR (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index HEDGED Net TR (USD)
Average Annual Return, Percent	19.14%		11.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.33%
S&P Global BMI (US Dollar - HEDGED) NTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global BMI (US Dollar - HEDGED) NTR
Average Annual Return, Percent	20.02%	11.33%
S&P Global Infrastructure Index HEDGED Net TR (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index HEDGED Net TR (USD)
Average Annual Return, Percent	19.14%	10.77%